Prepaid Expenses and Other Assets - Receivables, Prepayments and Other Assets (Parenthetical) (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Prepaid Expenses And Other Assets [Line Items]
Convertible loan receivable	¥ 20,000	[1]
Shanghai Qiaopan Technology Company Limited [Member]
Prepaid Expenses And Other Assets [Line Items]
Convertible loan receivable	20,000
Convertible loan receivable, extended maximum capacity	40,000
Other equipment loans receivable	¥ 8,000
Interest rate	8.00%

[1]	In 2019, the Group agrees to grant a RMB20,000 loan, which can be extend to RMB40,000, to Shanghai Qiaopan Technology Company Limited (“Qiaopan”), a third party company founded by a former employee of the Group. Together with the loan agreement, the Group agrees to lent certain equipment amounting to RMB8,000 to Qiaopan. The loan and equipment are convertible into a minority interest in Qiaopan upon occurrence of certain events in 2020. If Qiaopan fails to fulfill such events, Qiaopan is obligated to repay loan at a 8% interest rate and pay a rental fee of certain percentage on the equipment amount for its usage of the equipment. The Group considered this arrangement and concluded although Qiaopan meets the definition of VIE, the Group does not need to consolidate Qiaopan in its consolidated financial statements as the Group does not have power to direct the activities of Qiaopan.